Employee Benefit Expenses - Schedule of Employee Benefit Expenses Included in Consolidated Statements of Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	$ 8,290	$ 9,117
Research and development expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	4,160	4,953
Administrative expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	$ 4,130	$ 4,164